Shareholder Fees	Aug. 02, 2021
First Trust Nasdaq Pharmaceuticals ETF | First Trust Nasdaq Pharmaceuticals ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none